COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

Legal Claims

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company is not presently a party to any legal proceedings that it currently believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on the Company’s business, operating results, financial condition or cash flows.

PointR Merger Consideration

The total purchase price in the PointR Merger of $17,831,427 represented the consideration transferred from the Company and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the PointR Merger and included $2,625,000 of contingent consideration of shares issuable to PointR shareholders, which could increase to $15 million of contingent consideration, upon achievement of certain milestones. For more information on the PointR Merger Contingent Consideration, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.